TD Institutional Treasury Obligations Money Market Fund (First Prospectus Summary) | TD Institutional Treasury Obligations Money Market Fund
TD Institutional Treasury Obligations Money Market Fund
Investment Objective

The TD Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Service Class
Management Fees	0.10%
Distribution (12b-1) Fees	none
Shareholder Servicing Fees	0.25%
All Other Expenses	0.11%	[1]
Total Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.46%
[1]	All Other Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Institutional Treasury Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Treasury Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
| | Institutional Service Class | USD ($)	47	148	258	579

Investment Strategies

The Institutional Treasury Fund is a money market fund. The Institutional Treasury Fund invests 100% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. This investment policy can be changed by the Institutional Treasury Fund upon 60 days' notice to shareholders. In selecting investments for the Institutional Treasury Fund, TDAM USA Inc., the Institutional Treasury Fund's investment manager (the “Investment Manager” or “TDAM”), tries to increase income, without adding undue risk, by analyzing yields. The Investment Manager manages the maturity of the Institutional Treasury Fund and its portfolio to maximize the Institutional Treasury Fund's yield based on current market interest rates and the Investment Manager's outlook on the market, subject to the legal requirements applicable to money market funds. The Institutional Treasury Fund's Statement of Additional Information (“SAI”) contains more information about the investments and strategies described in this Prospectus.

Principal Risks

Income/Interest Rate Risk - The income from the Institutional Treasury Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. There may be a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In periods of market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates. Although the Institutional Treasury Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Redemption Risk - The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

You could lose money by investing in the Institutional Treasury Fund. Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance

The following bar chart and table illustrate the risks of investing in the Institutional Service Class of the Institutional Treasury Fund. The bar chart shows changes in the Institutional Service Class' performance from year to year. The table shows average annual total returns of the Institutional Treasury Fund. Of course, past performance is not necessarily an indication of how the Institutional Treasury Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdassetmanagementusa.com.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Institutional Treasury Fund - Institutional Service Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.18% (for the quarter ended 12/31/17) and 0.00% (for the quarter ended 3/31/09), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/17
Average Annual Total Returns		Label	1 Year	5 Years	Since Inception	Inception Date
| | Institutional Service Class	[1]	Institutional Treasury Fund — Institutional Service Class	0.48%	0.11%	0.07%	Nov. 03, 2008
[1]	As of 12/31/17, the 7-day yield for the Institutional Treasury Fund - Institutional Service Class was 0.84%.